Commitments and Contingencies - Summary of Minimum Purchase Commitments Under Collaboration Agreement (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Purchase Commitment Excluding Longterm Commitment [Line Items]
Minimum purchase commitment in contract years	$ 99,000
October 1, 2020 - March 31, 2022
Purchase Commitment Excluding Longterm Commitment [Line Items]
Minimum purchase commitment in contract years	15,000
April 1, 2022 - March 31, 2023
Purchase Commitment Excluding Longterm Commitment [Line Items]
Minimum purchase commitment in contract years	14,000
April 1, 2023 - March 31, 2024
Purchase Commitment Excluding Longterm Commitment [Line Items]
Minimum purchase commitment in contract years	17,500
April 1, 2024 - March 31, 2025
Purchase Commitment Excluding Longterm Commitment [Line Items]
Minimum purchase commitment in contract years	17,500
Thereafter
Purchase Commitment Excluding Longterm Commitment [Line Items]
Minimum purchase commitment in contract years	$ 35,000